Subsidiaries - Summary of Disclosure of Interest in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Raging River Trading (Pty) Ltd
Disclosure of subsidiaries [line items]
Name	Raging River Trading (Pty) Ltd
% Equity interest	100.00%
Country of incorporation	South Africa
Nature of business	Licensed Western Cape Gambling and Racing Board ('WCGB') / software development
Baytree Interactive Limited
Disclosure of subsidiaries [line items]
Name	Baytree Interactive Limited
% Equity interest	100.00%
Country of incorporation	Guernsey
Nature of business	Licensed with the Kahnawake Gaming Commission ('KGC')
Betway Limited
Disclosure of subsidiaries [line items]
Name	Betway Limited
% Equity interest	99.9996%
Country of incorporation	Malta
Nature of business	Licensed with the MGA